Statements of Cash Flows - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019
Cash Flows from Operating Activities:
Net income	$ (43,693)	$ 2,729,032
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account		(5,142,140)
Unrealized gain on marketable securities held in Trust Account		(169,784)
Deferred tax (benefit) provision		35,655
Changes in operating assets and liabilities:
Prepaid income taxes		(242,620)
Prepaid expenses		(190,917)
Security deposit	(23,800)
Accounts payable and accrued expenses	20,222	282,968
Net cash used in operating activities	(47,271)	(2,697,806)
Cash Flows from Investing Activities:
Investment of cash in Trust Account		(300,150,000)
Cash withdrawn from Trust Account to pay income taxes		933,000
Net cash provided by (used in) investing activities		(299,217,000)
Cash Flows from Financing Activities:
Proceeds from sale of Class B convertible common stock to Sponsor	25,000
Proceeds from sale of Units, net of underwriting fees paid		294,147,000
Proceeds from sale of Private Placement Warrants		8,503,000
Advances from related party		150,000
Repayment of advances from related party		(150,000)
Proceeds from promissory note - related party	300,000
Repayment of promissory note - related party	(1,000)	(299,000)
Payment of offering costs	(157,593)	(416,797)
Net cash provided by financing activities	166,407	301,934,203
Net Change in Cash	119,136	19,397
Cash - Beginning		119,136
Cash - Ending	119,136	138,533
Supplemental cash flow information:
Cash paid for income taxes.		933,000
Non-cash investing and financing activities:
Initial classification of common stock subject to possible redemption		286,423,829
ChangeInValueOfCommonStockSubjectToPossibleRedemption		2,856,861
Deferred underwriting fee payable		10,505,250
Offering costs included in accrued offering costs	$ 25,149